ACQUISITION (Details Narrative)		3 Months Ended
	Aug. 27, 2015 shares	Mar. 31, 2016 Number $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 31, 2015	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Number of common stock exercisable		6,219,200
Number of common stock held		25,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Warrant [Member]
Number of common stock exercisable		6,219,200	6,219,200
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of common stock held		49,929,000
Number of subsidiaries | Number		2
Percentage of majority stockholders		100.00%
Date of acqusition agreement		May 12, 2016
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders				99.996%
Percentage of outstanding shares				99.99%
Asiya Pearls, Inc [Member]
Number of common stock issued		10,000,000
Number of common stock returned		4,975,000
Number of common stock held		5,025,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of capital stock converted into common stock		2
QPAGOS Corporation - Parent Company [Member]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001		$ 0.001
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	1,548,480
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of common stock exercisable			3,109,600
QPAGOS Corporation - Parent Company [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders				99.996%
Percentage of outstanding shares				99.99%
Redpag Corporation [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
Redpag Corporation [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
Redpag Corporation [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	2,238,245